TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE, NET [abstract]
Disclosure of trade accounts receivable, net

13.     TRADE ACCOUNTS RECEIVABLE, NET

	December 31,
	2016	2017
	RMB	RMB

Amounts due from third parties	39,994	56,203
Amounts due from Sinopec Group Company and fellow subsidiaries	6,398	7,941
Amounts due from associates and joint ventures	4,580	4,962

	50,972	69,106

Less: Impairment losses for bad and doubtful debts	(683)	(612)
Trade accounts receivable, net	50,289	68,494

Impairment losses for bad and doubtful debts are analyzed as follows:

	2015	2016	2017
	RMB	RMB	RMB

Balance as of January 1	530	525	683
Provision for the year	40	238	49
Written back for the year	(13)	(8)	(100)
Written off for the year	(38)	(72)	(21)
Others	6	—	1

Balance as of December 31	525	683	612

Sales are generally on a cash term. Credit is generally only available for major customers with well-established trading records. Amounts due from Sinopec Group Company and fellow subsidiaries are repayable under the same terms.

Trade accounts receivable (net of impairment losses for bad and doubtful debts) primarily represents receivables that are neither past due nor impaired. These receivables relate to a wide range of customers for whom there is no recent history of default.